Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter and voyage revenues	$ 219,379	$ 231,361	$ 211,652
Time charter and voyage expenses	(12,331)	(10,024)	(4,158)
Direct vessel expenses	(6,985)	(6,180)	(7,172)
Management fees (entirely through related parties transactions)	(68,188)	(68,871)	(67,310)
General and administrative expenses	(20,984)	(18,458)	(17,163)
Depreciation and amortization	(53,255)	(58,334)	(72,760)
Vessel impairment losses	(36,680)	(44,344)	(32,677)
Interest expense and finance cost, net	(45,254)	(42,766)	(38,225)
Interest income	6,172	4,408	3,277
Gain on change in control	0	0	4,068
Other income	1,053	1,554	9,884
Other expense	(4,990)	(5,384)	(5,133)
Equity in net earnings of affiliated companies	(40,071)	3,957	866
Net loss	(62,134)	(13,081)	(14,851)
Less: Net income attributable to the noncontrolling interest	0	0	(239)
Net loss attributable to Navios Partners unitholders	$ (62,134)	$ (13,081)	$ (15,090)
Loss per unit:
Common unit (basic and diluted)	$ (5.62)	$ (1.18)	$ (1.67)